Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	ARGENTINA — 0.1%
252	MercadoLibre, Inc.*	$205,055
	AUSTRALIA — 3.1%
91,764	ALS Ltd.	745,343
69,900	Breville Group Ltd.	1,022,837
1,970	CSL Ltd.	398,433
193,945	Harvey Norman Holdings Ltd.	560,286
34,492	IDP Education Ltd.	686,916
13,014	Sonic Healthcare Ltd.	311,212
84,377	Technology One Ltd.	690,053
		4,415,080
	BELGIUM — 0.3%
4,892	Solvay S.A.	426,485
	CANADA — 3.5%
15,455	CAE, Inc.*	409,248
7,258	Colliers International Group, Inc.	907,032
13,471	Descartes Systems Group, Inc.*	929,992
15,681	Open Text Corp.	641,353
6,955	Ritchie Bros Auctioneers, Inc.	501,247
122,140	TransAlta Renewables, Inc.	1,704,346
		5,093,218
	DENMARK — 0.9%
4,948	Chr Hansen Holding A/S	322,419
4,329	Coloplast A/S - Class B	503,578
13,893	Demant A/S*	526,659
		1,352,656
	FINLAND — 0.9%
25,822	Konecranes Oyj	687,197
51,640	Nokian Renkaat Oyj	605,793
		1,292,990
	FRANCE — 4.2%
4,747	Air Liquide S.A.	649,178
4,551	BioMerieux	490,029
19,069	Cie de Saint-Gobain	881,286
18,244	Cie Generale Des Etablissements Michelin*	505,337
20,706	Dassault Systemes S.E.	879,562
4,056	EssilorLuxottica S.A.	630,488
5,813	Pernod Ricard S.A.	1,135,064
17,522	Sanofi - ADR	870,843
		6,041,787

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 3.2%
5,807	Fresenius Medical Care AG & Co. KGaA	$214,107
5,886	Merck KGaA	1,114,508
8,475	Nemetschek S.E.	561,700
5,387	Puma S.E.	360,441
1,536	Rational AG	1,062,655
6,544	Siemens AG	724,243
4,897	Symrise AG	567,230
		4,604,884
	IRELAND — 0.7%
3,979	Flutter Entertainment PLC*	398,403
8,696	Kingspan Group PLC	558,791
		957,194
	ISRAEL — 1.3%
8,301	Check Point Software Technologies Ltd.*	1,034,305
101,700	ICL Group Ltd.	903,178
		1,937,483
	ITALY — 1.7%
110,031	Davide Campari-Milano S.p.A.	1,213,929
14,825	Interpump Group S.p.A.	628,234
12,109	Moncler S.p.A.	600,926
		2,443,089
	JAPAN — 33.5%
17,044	ABC-Mart, Inc.	716,702
12,000	Asics Corp.	226,263
8,400	Bandai Namco Holdings, Inc.	651,134
41,100	Brother Industries Ltd.	762,034
33,100	Capcom Co., Ltd.	913,872
68,288	CyberAgent, Inc.	674,960
52,500	Daicel Corp.	331,145
43,548	Denka Co., Ltd.	1,119,247
16,400	Denso Corp.	887,674
24,300	Ebara Corp.	943,636
44,308	Ezaki Glico Co., Ltd.	1,287,965
39,372	Fancl Corp.	745,019
24,300	Fuji Electric Co., Ltd.	1,085,455
21,040	FUJIFILM Holdings Corp.	1,190,141
8,000	Fujitsu Ltd.	1,108,268
16,800	Hamamatsu Photonics KK	755,466
35,604	Hisamitsu Pharmaceutical Co., Inc.	921,735
16,800	Hitachi Construction Machinery Co., Ltd.	366,545
8,400	Horiba Ltd.	410,415

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
32,984	Hoshizaki Corp.	$979,772
21,196	Information Services International-Dentsu Ltd.	705,740
8,400	JMDC, Inc.	412,929
43,728	Kagome Co., Ltd.	1,028,990
55,582	Kaneka Corp.	1,492,999
65,092	Kewpie Corp.	1,125,047
81,156	Kirin Holdings Co., Ltd.	1,327,096
41,100	Komatsu Ltd.	925,327
24,300	Konami Holdings Corp.	1,425,455
7,370	Kose Corp.	650,700
49,500	K's Holdings Corp.	497,037
16,800	Kyocera Corp.	926,168
25,200	Kyowa Kirin Co., Ltd.	590,168
16,800	Matsumotokiyoshi Holdings Co., Ltd.	631,021
16,800	MISUMI Group, Inc.	414,186
53,090	Miura Co., Ltd.	1,267,169
24,700	Nexon Co., Ltd.	557,205
45,000	NGK Insulators Ltd.	652,525
43,632	Nifco, Inc.	1,047,952
8,400	Nihon Kohden Corp.	186,667
41,100	Nikon Corp.	468,045
41,100	Nippon Television Holdings, Inc.	380,094
16,400	Nissan Chemical Corp.	829,510
87,452	Nisshin Seifun Group, Inc.	1,070,494
16,400	Nissin Foods Holdings Co., Ltd.	1,182,911
8,400	Nitto Denko Corp.	536,117
24,700	Nomura Research Institute Ltd.	736,472
83,100	Oji Holdings Corp.	344,462
24,700	Olympus Corp.	520,798
33,100	Ono Pharmaceutical Co., Ltd.	925,760
33,100	Pan Pacific International Holdings Corp.	511,917
47,296	Pigeon Corp.	684,757
16,800	Rohto Pharmaceutical Co., Ltd.	500,292
45,000	Sanwa Holdings Corp.	481,481
25,200	SCSK Corp.	439,704
30,000	Sega Sammy Holdings, Inc.	511,560
16,800	Shimadzu Corp.	592,682
42,740	Showa Denko KK	708,656
33,100	Skylark Holdings Co., Ltd.*	392,792
26,540	SMS Co., Ltd.	630,486
232,000	Sumitomo Chemical Co., Ltd.	906,128
22,500	Taiheiyo Cement Corp.	335,185
24,700	TBS Holdings, Inc.	313,994

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
43,068	THK Co., Ltd.	$902,285
16,800	Toho Co., Ltd.	662,447
174,780	Z Holdings Corp.	613,463
		48,124,321
	NETHERLANDS — 0.6%
5,060	Koninklijke DSM N.V.	804,355
	NEW ZEALAND — 1.1%
171,778	a2 Milk Co., Ltd.*	537,490
303,682	Fletcher Building Ltd.	982,586
		1,520,076
	SPAIN — 0.7%
41,428	Industria de Diseno Textil S.A.	1,000,714
	SWEDEN — 4.1%
24,880	AddLife AB - Class B	424,381
42,239	AddTech AB - B Shares	716,747
70,684	Atlas Copco AB - Class A	818,245
46,369	Dometic Group AB	311,548
31,666	Elekta AB - Class B	226,985
31,613	Epiroc AB - Class A	554,111
27,817	Getinge AB - B Shares	622,906
53,645	Husqvarna AB - Class B	424,734
31,387	Sandvik AB	573,085
28,327	SKF AB - Class B	472,897
62,004	Tele2 AB - B Shares	705,175
		5,850,814
	SWITZERLAND — 1.1%
1,499	Geberit AG	785,228
2,503	Roche Holding AG	828,902
		1,614,130
	UNITED KINGDOM — 5.5%
115,232	Avast PLC	652,050
14,431	Burberry Group PLC	315,397
191,678	ConvaTec Group PLC	532,283
7,658	Croda International PLC	697,249
225,336	Dr. Martens PLC	711,853
38,709	Entain PLC	566,437
37,528	IMI PLC	609,665
416,503	JD Sports Fashion PLC	656,614
76,469	Meggitt PLC*	735,136

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
7,337	Reckitt Benckiser Group PLC*	$593,381
60,801	Sage Group PLC	521,177
33,666	Smiths Group PLC	631,934
5,239	Spirax-Sarco Engineering PLC	760,897
		7,984,073
	UNITED STATES — 31.8%
6,307	Activision Blizzard, Inc.	504,245
6,633	Agilent Technologies, Inc.	889,485
5,818	Airbnb, Inc. - Class A*	645,682
8,553	Akamai Technologies, Inc.*	822,970
2,741	Align Technology, Inc.*	770,139
23,437	Amphenol Corp. - Class A	1,807,696
4,630	Analog Devices, Inc.	796,175
2,125	ASML Holding N.V.	1,220,685
8,726	AstraZeneca PLC - ADR	577,923
1,830	Becton, Dickinson and Co.	447,087
3,314	Best Buy Co., Inc.	255,145
10,794	Bristol-Myers Squibb Co.	796,381
14,677	Brown-Forman Corp. - Class B	1,089,327
2,152	Cintas Corp.	915,654
9,958	Cisco Systems, Inc.	451,794
18,391	Corteva, Inc.	1,058,402
4,388	Danaher Corp.	1,278,970
3,567	Dollar Tree, Inc.*	589,839
4,803	Eaton Corp. PLC	712,717
18,797	eBay, Inc.	914,098
7,311	Electronic Arts, Inc.	959,423
3,319	Eli Lilly & Co.	1,094,241
15,487	Emerson Electric Co.	1,394,914
3,487	F5 Networks, Inc.*	583,584
18,564	Fastenal Co.	953,447
1,650	FedEx Corp.	384,599
7,390	Fidelity National Information Services, Inc.	754,962
8,286	Genuine Parts Co.	1,266,681
6,317	Gilead Sciences, Inc.	377,441
6,086	Global Payments, Inc.	744,440
11,827	Hasbro, Inc.	931,021
2,984	Illumina, Inc.*	646,573
14,236	Ingersoll Rand, Inc.	708,953
7,454	Intel Corp.	270,655
2,730	Intuit, Inc.	1,245,344
24,963	Keurig Dr Pepper, Inc.	967,067

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,989	Lam Research Corp.	$995,514
2,404	Meta Platforms, Inc. - Class A*	382,476
6,760	Micron Technology, Inc.	418,174
9,636	Novartis AG - ADR	827,058
9,605	ON Semiconductor Corp.*	641,422
2,983	Parker-Hannifin Corp.	862,355
8,036	PayPal Holdings, Inc.*	695,355
12,263	PPG Industries, Inc.	1,585,483
12,625	PulteGroup, Inc.	550,703
4,467	Qorvo, Inc.*	464,881
4,803	QUALCOMM, Inc.	696,723
289,428	Reliance Worldwide Corp., Ltd.	888,637
3,062	Stryker Corp.	657,565
4,724	Synopsys, Inc.*	1,736,070
2,325	Take-Two Interactive Software, Inc.*	308,597
2,825	The Cooper Companies, Inc.	923,775
1,989	Thermo Fisher Scientific, Inc.	1,190,238
12,604	Trex Co., Inc.*	813,210
11,116	Unity Software, Inc.*	415,627
8,304	Zoom Video Communications, Inc. - Class A*	862,453
		45,744,075
	TOTAL COMMON STOCKS
	(Cost $125,057,481)	141,412,479
	WARRANTS — 0.0%
	SWITZERLAND — 0.0%
26,568	Cie Financiere Richemont S.A., Expiration Date: November 22, 2023*	19,248
	TOTAL WARRANTS
	(Cost $0)	19,248

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Value
TOTAL INVESTMENTS — 98.3%
(Cost $125,057,481)	$141,431,727

Other Assets in Excess of Liabilities — 1.7%	2,402,521
TOTAL NET ASSETS — 100.0%	$143,834,248

ADR –	American Depository Receipt
PLC –	Public Limited Company

*	Non-income producing security.